Equipment Installment Plans - Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for credit losses
Allowance for credit losses, beginning of year	$ 65
Allowance for credit losses, end of year	70	$ 65
Equipment installment plan receivable
Allowance for credit losses
Allowance for credit losses, beginning of year	65	50
Bad debts expense	64	62
Write-offs, net of recoveries	(59)	(47)
Allowance for credit losses, end of year	$ 70	$ 65